Other Reserves	12 Months Ended
Jun. 30, 2019
Other reserves [abstract]
Other reserves

Note 15. Other reserves

The following table shows a breakdown of the consolidated statement of financial position line item 'other reserves' and the movements in these reserves during the year. A description of the nature and purpose of each reserve is provided below the table.

	Share-based payments $	Foreign currency translation $	Total other reserves $
At 1 July 2016	2,132,301	(3,735)	2,128,566
Currency translation differences	-	40,017	40,017
Other comprehensive income	-	40,017	40,017
Transactions with owners in their capacity as owners
Options issued during the year	136,784	-	136,784
Granted options to be issued (*)	-	-	-
Expense of vested options	333,950	-	333,950
Options lapsed	(168,900)	-	(168,900)
At 30 June 2017	2,434,135	36,282	2,470,417

(*)	On 9 December 2016, the Company issued 1 million options exercisable at A$0.50 per option expiring on April 1, 2017 to an employee under the Company's ESOP following the successful completion of the related milestone pertaining to a minimum recruitment of 100 patients into the Company's NASH Phase 2 clinical trial.

	Share-based payments $	Foreign currency translation $	Total other reserves $
At 1 July 2017	2,434,135	36,282	2,470,417
Currency translation differences	-	(79,599)	(79,599)
Other comprehensive income	-	(79,599)	(79,599)
Transactions with owners in their capacity as owners
Options issued during the year	156,392	-	156,392
Expense of vested options	59,975	-	59,975
Options and warrants lapsed	(463)	-	(463)
At 30 June 2018	2,650,039	(43,317)	2,606,722

	Share-based payments $	Foreign currency translation $	Total other reserves $
At 1 July 2018	2,650,039	(43,317)	2,606,722
Currency translation differences	-	61,846	61,846
Other comprehensive income	-	61,846	61,846
Transactions with owners in their capacity as owners
Options and warrants issued/expensed	1,343,500	-	1,343,500
Options and warrants exercised	(100)	-	(100)
Options and warrants lapsed	(311,635)	-	(311,635)
At 30 June 2019	3,681,804	18,529	3,700,333

(i)	Nature and purpose of other reserves

Share-based payments

The share-based payment reserve records items recognized as expenses on valuation of share options and warrants issued to key management personnel, other employees and eligible contractors.

Foreign currency translation

Exchange differences arising on translation of foreign controlled entities are recognized in other comprehensive income as described in note 1(d) and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.

(ii)	Movements in options and warrants:

Details	Number of options	Total $
Balance at 1 July 2016	9,937,629	2,132,301
Right issue (2016-07-07)*	18,045,512	-
Right issue (2016-07-07)	3,275,466	-
Right issue to oversubscribes and private placement (2016-09-29)	3,968,916	-
Unlisted options issued at A$0.143 in lieu of services (2016-12-09)	200,000	28,620
Options issued at A$0.00033 to cover equivalent of 610,000 warrants on issue with NASDAQ (2017-06-09)	24,400,000	8,101
Options issued at A$0.00033 to cover equivalent of 35,075 warrants on issue with NASDAQ (2017-06-09)	1,403,000	463
Options issued at A$0.00033 to cover equivalent of 91,500 warrants on issue with NASDAQ (2017-06-13)	3,660,000	1,215
Unlisted options issued at A$0.094 in lieu of services (2017-06-22)	1,050,000	98,385
Lapse of unexercised options	(2,250,000)	(168,900)
Expense of vested options	-	333,950
Balance at 30 June 2017	63,690,523	2,434,135
Lapse of unlisted options (2017-07-01)	(403,000)	(463)
Lapse of unlisted options (2017-11-01)	(62,500)	-
Issue of unlisted options at A$0.468 pursuant to placement (2018-03-15)	7,897,647	-
Issue of unlisted options at A$0.585 to broker for placement (2018-03-15)	526,510	156,392
Exercise of IMRNW warrants at A$0.32 (2018-03-15)	(300,000)	-
Amortisation of share-based payments for options issued in prior periods	-	59,975
Balance at 30 June 2018	71,349,180	2,650,039
Issue of ESOP unlisted options at A$0.50 (2018-07-13)	1,300,000	204,100
Issue of ESOP unlisted options at A$0.50 (2018-11-26)	2,000,000	164,400
Lapse of ESOP unlisted options at A$0.50 (2018-10-01)	(1,050,000)	(98,385)
Issue of ESOP unlisted options at A$0.50 (2019-02-11)	5,000,000	975,000
Lapse of unlisted options at A$0.57 (2019-02-24)	(1,000,000)	(185,601)
Lapse of unlisted options at A$1.892 (2019-02-28)	(15,380)	(1,173)
Lapse of unlisted options at A$0.30 (2019-05-28)	(140,056)	(13,390)
Reclassify exercised options from reserves to share capital	-	(100)
Reclassify lapsed options from reserves to accumulated losses	-	(13,086)
Balance at 30 June 2019	77,443,744	3,681,804

(*)	As of 30 June 2016, the Company was committed to issue 18,045,512 options in relation to the A$4,511,378 received in capital raising. These options were subsequently issued to respective holders on 7 July 2016. 2,418,129 of these options were issued to Grandlodge on the same terms and conditions as all other subscribers.

On 22 June 2017, the Company issued Professor Ravi Savarirayan, a Non-Executive Director of Immuron Limited, 1,000,000 unlisted options exercisable at A$0.50 on or before 27 Nov 2019. During the 2018 annual general meeting, the shareholders approved the issuance of the options to Ravi Savarirayan.

On 13 July 2018, the Company issued Professor Dr. Jerry Kanellos, Chief Operating Officer of Immuron Limited, 1,000,000 unlisted options exercisable at A$0.50 on or before 1 July 2021.

On 26 November 2018, the Company issued Mr. Richard J. Berman, a Non-Executive Director of Immuron Limited, 2,000,000 unlisted options exercisable at A$0.50 on or before 30 June 2020. During the 2019 annual general meeting, the shareholders approved the issuance of the options to Richard Berman.

On 11 February 2019, the Company issued Dr. Gary S. Jacob, Chief Executive Officer and an Executive Director of Immuron Limited, 5,000,000 unlisted options exercisable at A$0.50 on or before 10 February 2024. These options are currently held in escrow and cannot be exercised until shareholder approval is granted.